UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.S. 20549

                                    Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2012

Check here if Amendment [ ]; Amendment Number: n/a
                                               ---
This Amendment (check only one): [ ] is a restatement
                               : [ ] Add new holdings entries

Institutional Investment Manager Filing this Report:

Name:    Acuity Investment Management Inc.

Address: Toronto-Dominion Bank Tower, 31st Floor
         Toronto, Ontario, Canada M5K 1E9

Form 13F File Number: 028-12739
                      ---------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:   Jacqueline Sanz
Title: Chief Privacy Officer, Vice President, Corporate Compliance and Oversight
Phone:  416-367-1900

Signature, Place and Date of Signing:

/s/ Jacqueline Sanz     Toronto, Canada     January 17, 2013
-------------------     ---------------     ----------------
(Signature)              (City, State)          (Date)

Report Type (Check only one)
----------------------------

[x] 13F HOLDINGS REPORT (Check here if all holdings of this reporting manager are reported in this report)

[ ] 13F NOTICE (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

     Form 13F SUMMARY PAGE


Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 78

Form 13F Information Table Value Total: US$ 622,717 (thousands)

List of Other Included Managers:

None


                                       TITLE OR             MARKET VALUE      SHARES OR    INVESTMENT   VOTING AUTHORITY
SECURITY NAME                           CLASS      CUSIP     X1000 USD         PRN AMT     DISCRETION         SOLE
------------------------------         -------   ---------  ------------      ---------    ----------   ----------------
ACUITY BRANDS INC.                       COM     00508Y102           177          2,600       SOLE               2,600
AGNICO-EAGLE MINES LIMITED               COM     008474108         5,674        108,000       SOLE             108,000
AGRIUM INC.                              COM     008916108         1,369         13,700       SOLE              13,700
ALTERA CORPORATION                       COM     021441100         2,354         68,200       SOLE              68,200
ANALOG DEVICES INC.                      COM     032654105         3,301         78,300       SOLE              78,300
ARCELORMITTAL                            COM     03938L104         2,599        148,400       SOLE             148,400
BCE INC.                                 COM     05534B760            43          1,000       SOLE               1,000
BANK OF MONTREAL                         COM     063671101        22,695        370,000       SOLE             370,000
BANK OF NOVA SCOTIA                      COM     064149107        54,320        937,975       SOLE             937,975
BANRO CORPORATION                        COM     066800103        12,507      4,463,900       SOLE           4,463,900
BARRICK GOLD CORPORATION                 COM     067901108         8,654        246,600       SOLE             246,600
BELLATRIX EXPLORATION LIMITED            COM     078314101         4,085        949,300       SOLE             949,300
BERKSHIRE HATHAWAY INC. 'B'              COM     084670702            40            450       SOLE                   0
BROADCOM CORPORATION 'A'                 COM     111320107         2,493         74,900       SOLE              74,900
BROOKFIELD OFFICE PROPERTIES             COM     112900105         5,548        324,600       SOLE             324,600
CAE INC.                                 COM     124765108         3,675        362,100       SOLE             362,100
CANADIAN IMPERIAL BANK OF COMMERCE       COM     136069101        21,269        263,885       SOLE             263,885
CANADIAN NATIONAL RAILWAY COMPANY        COM     136375102        19,055        209,298       SOLE             209,298
CANADIAN NATURAL RESOURCES LIMITED       COM     136385101        22,821        790,600       SOLE             790,600
CANADIAN PACIFIC RAILWAY LIMITED         COM     13645T100         8,217         80,800       SOLE              80,800
CATAMARAN CORP                           COM     148887102         8,520        180,700       SOLE             180,700
CENOVUS ENERGY INC.                      COM     15135U109         9,475        282,400       SOLE             282,400
CISCO SYSTEMS INC.                       COM     17275R102           471         23,900       SOLE              23,900
CUMMINS INC.                             COM     231021106         2,270         20,900       SOLE              20,900
DISCOVER FINANCIAL SERVICES              COM     254709108           579         15,000       SOLE              15,000
ELI LILLY AND COMPANY                    COM     532457108           281          5,700       SOLE               5,700
ENBRIDGE INC.                            COM     29250N105         1,756         40,500       SOLE              40,500
ENCANA CORPORATION                       COM     292505104         3,395        171,350       SOLE             171,350
ENDEAVOUR SILVER CORPORATION             COM     29258Y103           248         31,400       SOLE              31,400
FEDEX CORPORATION                        COM     31428X106         3,512         38,200       SOLE              38,200
FIRST MAJESTIC SILVER CORPORATION        COM     32076V103         3,522        174,200       SOLE             174,200
FRANCO-NEVADA CORPORATION                COM     351858105         1,030         18,000       SOLE              18,000
FRANCO-NEVADA CORPORATION WARRANTS
 MAY 26, 2014(1)                         WARR    351858105         1,035        267,750       SOLE             267,750
GLAXOSMITHKLINE PLC ADR                  ADR     37733W105         2,187         50,200       SOLE              50,200
GOLDCORP INC.                            COM     380956409        13,429        364,350       SOLE             364,350
HOLLYFRONTIER CORPORATION                COM     436106108           326          7,000       SOLE               7,000
JPMORGAN CHASE & CO                      COM     46625H100         6,222        141,200       SOLE             141,200
JOHNSON CONTROLS INC.                    COM     478366107            77          2,500       SOLE               2,500
JUST ENERGY GROUP INC.                   COM     48213W101         2,128        222,500       SOLE             222,500
MAGNA INTERNATIONAL INC.                 COM     559222401        13,747        274,550       SOLE             274,550
MANULIFE FINANCIAL CORPORATION           COM     56501R106        10,054        738,400       SOLE             738,400



                                         TITLE OR              MARKET VALUE      SHARES OR    INVESTMENT   VOTING AUTHORITY
SECURITY NAME                             CLASS      CUSIP      X1000 USD         PRN AMT     DISCRETION         SOLE
------------------------------           -------   ---------   ------------      ---------    ----------   ----------------
MERUS LABS INTERNATIONAL INC.              COM     59047R101             29         25,000      SOLE                25,000
MICROSOFT CORPORATION                      COM     594918104          2,336         87,200      SOLE                87,200
NEXEN INC.                                 COM     65334H102            881         32,900      SOLE                32,900
ONCOLYTICS BIOTECH INC.                    COM     682310107         38,877      9,667,600      SOLE             9,667,600
OPEN TEXT CORPORATION                      COM     683715106          1,693         30,200      SOLE                30,200
ORACLE CORPORATION                         COM     68389X105          1,678         50,250      SOLE                50,250
PATTERSON-UTI ENERGY INC.                  COM     703481101          1,182         63,300      SOLE                63,300
PEABODY ENERGY CORPORATION                 COM     704549104         10,116        379,300      SOLE               379,300
PENTAIR LTD-REGISTERED                     COM     H6169Q108            197          4,000      SOLE                 4,000
PFIZER INC.                                COM     717081103          1,737         69,100      SOLE                69,100
POTASH CORPORATION OF SASKATCHEWAN INC.    COM     73755L107         12,853        315,050      SOLE               315,050
PRAXAIR INC.                               COM     74005P104            110          1,000      SOLE                 1,000
PRECISION DRILLING CORPORATION             COM     74022D308          2,683        323,900      SOLE               323,900
PRIMERO MINING CORPORATION                 COM     74164W106          1,459        226,200      SOLE               226,200
PROGRESSIVE WASTE SOLUTIONS LIMITED        COM     74339G101          2,039         94,200      SOLE                94,200
QUALCOMM INC.                              COM     747525103          2,474         39,800      SOLE                39,800
RIO TINTO PLC ADR                          ADR     767204100            373          6,400      SOLE                 6,400
ROYAL BANK OF CANADA                       COM     780087102         57,209        947,950      SOLE               947,950
SAP AG ADR                                 ADR     803054204          1,877         23,300      SOLE                     0
SEAGATE TECHNOLOGY PLC                     COM     G7945M107            598         19,600      SOLE                19,600
SILVER STANDARD RESOURCES INC.             COM     82823L106          3,249        217,400      SOLE               217,400
SILVER WHEATON CORPORATION                 COM     828336107          7,966        220,400      SOLE               220,400
STANTEC INC.                               COM     85472N109          5,028        125,500      SOLE               125,500
SUNCOR ENERGY INC.                         COM     867224107         37,537      1,138,630      SOLE             1,138,630
TAHOE RESOURCES INC.                       COM     873868103          5,325        290,300      SOLE               290,300
TASEKO MINES LIMITED                       COM     876511106          1,469        481,000      SOLE               481,000
TECK RESOURCES LIMITED 'B'                 COM     878742204         17,696        485,700      SOLE               485,700
THE DESCARTES SYSTEMS GROUP INC.           COM     249906108         17,698      1,896,300      SOLE             1,896,300
TIM HORTONS INC.                           COM     88706M103          7,412        150,600      SOLE               150,600
TORONTO-DOMINION BANK                      COM     891160509         56,623        670,825      SOLE               670,825
TRANSCANADA CORPORATION                    COM     89353D107          1,322         27,900      SOLE                27,900
U.S. BANCORP                               COM     902973304          7,382        230,600      SOLE               230,600
UNITED NATURAL FOODS INC.                  COM     911163103            129          2,400      SOLE                 2,400
VALEANT PHARMACEUTICALS INTERNATIONAL INC  COM     91911K102          8,038        134,400      SOLE               134,400
WELLS FARGO & COMPANY                      COM     949746101          5,615        163,900      SOLE               163,900
XILINX INC.                                COM     983919101          1,615         44,900      SOLE                44,900
YAMANA GOLD INC.                           COM     98462Y100         13,052        756,900      SOLE               756,900

                                                   78  RECORDS      622,717                                     31,985,463